Equity Method Investment, Net - Schedule of Effective Interests to the Equity Method Investees (Details) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024	May 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Name of the limited partnerships
Capital Investments (in Yuan Renminbi)		¥ 1,178
Return of capital (in Yuan Renminbi)
Other (in Yuan Renminbi)	[1]	¥ (150)
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%					20.00%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		12.00%					12.00%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		10.00%					10.00%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshu Tianye”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		26.00%					26.00%
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%					20.00%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%					20.00%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		40.00%					40.00%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		37.00%					37.00%
Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		40.00%					40.00%
Shenzhen Jiaxinda No.3 Investment Limited Partnership (“Jiaxinda”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		10.00%					10.00%
Ningbo Chunyu Management Limited Partnership (“Chunyu”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[1]	89.95%					89.95%
Suzhou Tinghaozhu [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]		35.00%		30.00%	[1]
Capital Investments (in Yuan Renminbi)
Return of capital (in Yuan Renminbi)
Other (in Yuan Renminbi)	[1]	¥ (150)
Shanghai Nuancheng [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[2]	30.00%					30.00%
Duoduo Robot [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[2]	32.00%					32.00%
Shenzhen Fangdd Technology Environmental Engineering Co., Ltd. (“Shenzhen Technology”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[2]	32.00%					32.00%
Shanghai Fangdd Environmental Technology Development Co., Ltd. (“Shanghai Technology”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[2]	32.00%					32.00%
Shenzhen Duoduoyijie Intelligent Technology Co., Ltd. (“Duoduoyijie”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[2]	16.00%					16.00%
Shanghai Youxi [Member]
Name of the limited partnerships
Effective interests to the equity method investees		25.50%	[3]			25.50%		[3]
Capital Investments (in Yuan Renminbi)		¥ 255
Return of capital (in Yuan Renminbi)
Other (in Yuan Renminbi)	[1]
Duo Concierge lnc. [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[4]	20.00%
Duo Concierge lnc. [Member]
Name of the limited partnerships
Capital Investments (in Yuan Renminbi)		¥ 923
Return of capital (in Yuan Renminbi)
Other (in Yuan Renminbi)	[1]

[1]	The Group invested in Chunyu in 2024. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 89.95% of its total equity.
[2]	The Group invested in Shanghai Nuancheng and Duoduo Robot in 2024. The Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating policies accounting for 30%, 30% and 32% of their total equity, respectively. Shenzhen Technology and Shanghai Technology are wholly-owned subsidiaries of Duoduo Robot. Duoduoyijie is also a subsidiary of Duoduo Robot, in which Duoduo Robot has 51% equity interests.
[3]	Shanghai Youxi was a subsidiary of the Group. However, the Group reduced its shareholding in Shanghai Youxi to 25.5% in March 2025 due to change of strategic objectives, and only has significant influence but does not own a majority equity interests or otherwise control over Shanghai Youxi since then.
[4]	The Group invested in Duo Concierge Inc. during the six months ended June 30, 2025. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 20% of its total equity.